Goodwill and Intangible Assets - Changes in Carrying Value of Goodwill (Details) $ in Thousands	3 Months Ended
Dec. 31, 2021 USD ($)
Goodwill [Roll Forward]
Goodwill balance, beginning period	$ 13,271
Adjustment	57
Goodwill balance, ending period	$ 13,328